(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
LOSS EARNINGS PER SHARE
11.	(LOSS)/EARNINGS PER SHARE

Basic earnings per ordinary share

Basic earnings per ordinary share for the group is computed by dividing the loss after taxation of US$40,270,000 (2016: loss of US$100,625,000) (2015: profit of US$21,796,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue. Basic earnings per ordinary share for continuing operations is computed by dividing the loss after taxation for continued operations of US$38,661,000 (2016: profit of US$38,583,000) (2015: profit of US$22,187,000) for the financial year by the weighted average number of ‘A’ ordinary shares in issue.

As at December 31, 2017, this amounted to 86,486,409 shares (2016: 91,858,813 shares) (2015: 92,647,091 shares).

	December 31, 2017	December 31, 2016	December 31, 2015
‘A’ ordinary shares	86,486,409	91,858,813	92,647,091

Basic earnings per share denominator	86,486,409	91,858,813	92,647,091

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 20)	96,162,410	95,840,138	94,308,358
Weighted average number of shares issued during the year*	-	120,396	974,161
Weighted average number of treasury shares	(9,676,001)	(4,101,721)	(2,635,428)

Basic earnings per share denominator	86,486,409	91,858,813	92,647,091

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Diluted earnings per ordinary share

Diluted earnings per ordinary share for the group is computed by dividing the adjusted loss after tax of US$37,337,000 (2016: loss of US$97,577,000) (2015: profit of US$12,658,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 107,510,179 (2016: 113,197,598) (2015: 109,631,172). Diluted earnings per ordinary share for continuing operations is computed by dividing the adjusted loss after tax on continuing operations of US$35,728,000 (2016: loss of US$35,536,000) (2015: profit of US$13,049,000) for the financial year by the diluted weighted average number of ordinary shares in issue of 107,510,179 (2016: 113,197,598) (2015: 109,631,172). The adjusted loss after tax on continuing operations is computed by adding back the interest expense, accretion interest and movements in the fair value of the derivatives on the exchangeable notes to the loss after taxation for continuing operations.

Under IAS 33 Earnings per Share, diluted earnings per share cannot be anti-dilutive. Therefore, diluted loss per ADS in accordance with IFRS would be equal to basic earnings per ADS.

The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Basic earnings per share denominator (see above)	86,486,409	91,858,813	92,647,091
Issuable on exercise of options and warrants	-	315,019	1,700,733
Issuable on conversion of exchangeable notes	21,023,770	21,023,766	15,283,348

Diluted earnings per share denominator	107,510,179	113,197,598	109,631,172

The profit/(loss) after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
(Loss)/Profit after tax for the year	(40,270)	(100,625)	21,796
Non-cash financial income	(2,390)	(2,270)	(13,020)
Cash interest expense	4,600	4,600	3,348
Non-cash interest on exchangeable notes	723	718	534

Adjusted (loss)/profit after tax	(37,337)	(97,577)	12,658

Earnings per ADS

In June 2005, Trinity Biotech adjusted its ADS ratio from 1 ADS: 1 ordinary share to 1 ADS: 4 ordinary shares. Earnings per ADS for all periods presented have been restated to reflect this exchange ratio.

Basic earnings per ADS for the Group is computed by dividing the loss after taxation of US$40,270,000 (2016: loss of US$100,625,000) (2015: profit of US$21,796,000) for the financial year by the weighted average number of ADS in issue of 21,621,602 (2016: 22,964,703); (2015: 23,161,773). Basic earnings per ADS for continuing operations is computed by dividing the loss after taxation of US$38,661,000 (2016: loss of US$38,583,000) (2015: profit of US$22,187,000) for the financial year by the weighted average number of ADS in issue of 21,621,602 (2016: 22,964,703); (2015: 23,161,773).

	December 31, 2017	December 31, 2016	December 31, 2015
ADS	21,621,602	22,964,703	23,161,773

Basic earnings per share denominator	21,621,602	22,964,703	23,161,773

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 20)	24,040,602	23,960,035	23,577,090
Weighted average number of shares issued during the year*	-	30,098	243,540
Weighted average number of treasury shares	(2,419,000)	(1,025,430)	(658,857)

Basic earnings per share denominator	21,621,602	22,964,703	23,161,773

Diluted earnings per ADS for the Group is computed by dividing the adjusted loss after taxation of US$37,337,000 (2016: loss of US$97,577,000) (2015: profit of US$12,658,000) for the financial year, by the diluted weighted average number of ADS in issue of 26,877,544 (2016: 28,299,399) (2015: 27,407,793).
*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Basic earnings per share denominator (see above)	21,621,602	22,964,703	23,161,773
Issuable on exercise of options and warrants	-	78,755	425,183
Issuable on conversion of exchangeable notes	5,255,942	5,255,941	3,820,837

Diluted earnings per share denominator	26,877,544	28,299,399	27,407,793

The number of shares issuable on conversion of exchangeable notes is prorated for the 2015 financial year to reflect the fact the exchangeable notes were issued in April, 2015.